Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash, FDIC Insured Amount	$ 2,600,000			$ 0	$ 282,000
[custom:CashExcessOfSIPCInsuredLimits-0]	$ 5,400,000			$ 7,300,000
Lessee, Operating Lease, Description	(i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset.
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life	3 years			3 years
Maximum [Member]
Product Information [Line Items]
Property, Plant and Equipment, Useful Life	10 years			10 years
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		100.00%
Serina Therapeutics Inc [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Univer Xome [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage			94.80%
Reverse Bioengineering Inc [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Neuro Airmid Therapeutics Inc [Member]
Product Information [Line Items]
Equity Method Investment, Ownership Percentage			50.00%